INCOME TAXES - Reconciliation of Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Asset, Net Reconciliation
Deferred tax assets, at period start	$ 103,000	$ 250,000
Deferred tax liabilities, at period start	(7,126,000)	(5,545,000)
Deferred tax liabilities, at period start	(7,023,000)	(5,295,000)
Recognized in the year
Tax Adjustments, Settlements, and Unusual Provisions	(1,537,000)	331,000
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	0	(271,000)
Recognition of Deferred Tax Liability on Fixed Assets	(2,083,000)	(1,788,000)
Adjustments recognized in period	(3,620,000)	(1,728,000)
Deferred tax assets, at period end	0	103,000
Deferred tax liabilities, at period end	(10,643,000)	(7,126,000)
Deferred tax liabilities, at period end	$ (10,643,000)	$ (7,023,000)